Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Line Items]
Deferred tax (expense) benefit	€ (24)	€ 823	€ (274)
Net deferred tax assets	1,681	1,835
Intangible assets
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	373	679
Deferred tax (expense) benefit	(45)	(333)
Other changes in deferred tax assets and liabilities	(27)	26
Deferred tax liability (asset), ending balance	301	373	679
Net deferred tax assets	448	533
Net deferred tax liabilities	(147)	(160)
Property, plant and equipment
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	(64)	(88)
Deferred tax (expense) benefit	9	25
Other changes in deferred tax assets and liabilities	9	(1)
Deferred tax liability (asset), ending balance	(46)	(64)	(88)
Net deferred tax assets	50	39
Net deferred tax liabilities	(96)	(103)
Inventories
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	364	360
Deferred tax (expense) benefit	(13)	(9)
Other changes in deferred tax assets and liabilities	(37)	13
Deferred tax liability (asset), ending balance	314	364	360
Net deferred tax assets	315	369
Net deferred tax liabilities	(1)	(5)
Other assets
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	151	184
Deferred tax (expense) benefit	12	(25)
Other changes in deferred tax assets and liabilities	(10)	(9)
Deferred tax liability (asset), ending balance	152	151	184
Net deferred tax assets	205	207
Net deferred tax liabilities	(53)	(56)
Pensions and other long-term employee benefits
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	152	193
Deferred tax (expense) benefit	29	(61)
Other changes in deferred tax assets and liabilities	(9)	20
Deferred tax liability (asset), ending balance	172	152	193
Net deferred tax assets	180	179
Net deferred tax liabilities	(7)	(27)
Other liabilities
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	319	496
Deferred tax (expense) benefit	(29)	(198)
Other changes in deferred tax assets and liabilities	(16)	20
Deferred tax liability (asset), ending balance	274	319	496
Net deferred tax assets	312	365
Net deferred tax liabilities	(38)	(47)
Deferred tax assets on tax loss carryforwards
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	541	730
Deferred tax (expense) benefit	61	(222)
Other changes in deferred tax assets and liabilities	(88)	33
Deferred tax liability (asset), ending balance	513	541	730
Net deferred tax assets	513	541
Net deferred tax liabilities	0	0
Set-off deferred tax positions
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	0	0
Deferred tax (expense) benefit	0	0
Other changes in deferred tax assets and liabilities	0	0
Deferred tax liability (asset), ending balance	0	0	0
Net deferred tax assets	(250)	(317)
Net deferred tax liabilities	250	317
Net deferred tax assets
Income taxes [Line Items]
Deferred tax liability (asset), beginning balance	1,835	2,556
Deferred tax (expense) benefit	24	(823)
Other changes in deferred tax assets and liabilities	(178)	102
Deferred tax liability (asset), ending balance	1,681	1,835	€ 2,556
Net deferred tax assets	1,773	1,916
Net deferred tax liabilities	€ (93)	€ (81)